DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Designated as Hedging Instruments [Table Text Block]
At December 31, 2014 and 2013, the information pertaining to the outstanding interest rate swap agreement used to hedge variable rate debt is as follows:

	December 31,
	2014	2013
	(Dollars in Thousands)
Notional amount	$8,000	$8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.24%	0.24%
Weighted average maturity in years	1.0	2.0
Unrealized loss relating to interest rate swap	$157	$312

Schedule of Derivative Instruments
At December 31, 2014 and 2013, information pertaining to the Company's interest rate swap agreement not designated as a hedge is as follows:

	December 31,
	2014	2013
	(Dollars in Thousands)
Notional amount	$15,000	$15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.25%	0.25%
Weighted average maturity in years	2.0	3.0
Unrealized loss relating to interest rate swap	$114	$174

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair values of derivative instruments as well as their classification on the consolidated balance sheets at December 31, 2014 and 2013.

		December 31, 2014		December 31, 2013
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
		(In Thousands)
Derivative designated as hedging instrument:
Interest rate swap	Other Liabilities	$8,000	$(157)	$8,000	$(312)
Derivatives not designated as hedging instruments:
Interest rate swap	Other Liabilities	15,000	(114)	15,000	(174)
Derivative loan commitments	Other Assets	6,436	59	3,129	14
Forward loan sale commitments	Other Assets	2,754	—	3,581	8